Financial and capital risks management (Fair value measurements) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial and capital risks management [line items]
Assets	¥ 449,904,658	¥ 428,250,063
Liabilities	298,288,460	297,871,017
Contingent consideration from Huaneng Group recorded in other receivables and assets	458,000
Recurring fair value measurement [member]
Financial and capital risks management [line items]
Assets	2,105,567	2,692,811
Liabilities	295,001	450,708
Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 13) [member]
Financial and capital risks management [line items]
Liabilities		2,987
Recurring fair value measurement [member] | Derivatives used for hedging (Note 13) [member]
Financial and capital risks management [line items]
Liabilities	295,001	447,721
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 13) [member]
Financial and capital risks management [line items]
Assets		4,601
Recurring fair value measurement [member] | Contingent consideration [member]
Financial and capital risks management [line items]
Assets		457,727
Recurring fair value measurement [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets	1,255,888	1,364,579
Recurring fair value measurement [member] | Derivatives used for hedging (Note 13) [member]
Financial and capital risks management [line items]
Assets	184,733	86,686
Recurring fair value measurement [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets	664,946	779,218
Recurring fair value measurement [member] | Level 1 [member]
Financial and capital risks management [line items]
Assets	6,662	8,390
Recurring fair value measurement [member] | Level 1 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets	6,662	8,390
Recurring fair value measurement [member] | Level 2 [member]
Financial and capital risks management [line items]
Assets	1,440,621	1,455,866
Liabilities	295,001	450,708
Recurring fair value measurement [member] | Level 2 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 13) [member]
Financial and capital risks management [line items]
Liabilities		2,987
Recurring fair value measurement [member] | Level 2 [member] | Derivatives used for hedging (Note 13) [member]
Financial and capital risks management [line items]
Liabilities	295,001	447,721
Recurring fair value measurement [member] | Level 2 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 13) [member]
Financial and capital risks management [line items]
Assets		4,601
Recurring fair value measurement [member] | Level 2 [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets	1,255,888	1,364,579
Recurring fair value measurement [member] | Level 2 [member] | Derivatives used for hedging (Note 13) [member]
Financial and capital risks management [line items]
Assets	184,733	86,686
Recurring fair value measurement [member] | Level 3 [member]
Financial and capital risks management [line items]
Assets	658,284	1,228,555
Recurring fair value measurement [member] | Level 3 [member] | Contingent consideration [member]
Financial and capital risks management [line items]
Assets		457,727
Recurring fair value measurement [member] | Level 3 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets	¥ 658,284	¥ 770,828